Non-Current Liabilities - Employee Benefits - Schedule of Statement of Financial Position (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statement of Financial Position [Abstract]
Present value of the defined benefit obligation	$ 233,954	$ 228,625
Fair value of defined benefit plan assets	(91,868)	(82,176)
Defined benefit plan assets	142,086	146,449
Other long-term obligations	58,518	55,702
Net liability in the statement of financial position	$ 200,604	$ 202,151